SUBORDINATED DEBT AND DEBENTURES - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 02, 2025 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2025 USD ($) qtr	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2018 USD ($)
Subordinated Debt [Abstract]
Subordinated debt			$ 0	$ 39,586
Repayment of subordinated debt	$ (40,000)		(40,000)	0	$ 0
Trust preferred securities			$ 38,600	38,600
Distribution deferral period, maximum quarters | qtr			20
TCSB Statutory Trust I
Subordinated Debt [Abstract]
Interest rate spread, percent			2.46%
Subordinated Debentures | TCSB Statutory Trust I
Subordinated Debt [Abstract]
Debt instrument, discount			$ 860	928			$ 1,400
Subordinated Debt
Subordinated Debt [Abstract]
Trust Preferred Securities Issued		$ 40,000
Debt instrument, term		10 years
Call option period		5 years
Debt instrument, interest rate, stated percentage		5.95%
Fixed coupon rate percentage, period		5 years
Interest rate spread, percent		5.825%
Subordinated debt			$ 0	39,590
Debt Instrument, unamortized discount (premium) and debt issuance costs, net				$ 410		$ 360